Bonds, Mortgages and Other Long-Term Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt [Line Items]
Total loans	$ 1,347	$ 1,805
Less: current portion	(623)	(748)
Noncurrent portion	724	1,057
Bpifrance Innovation R&D Loan [Member]
Debt [Line Items]
Total loans	425	499
Bpifrance Innovation Loan [Member]
Debt [Line Items]
Total loans	365	403
PGE loans (CIC, Bpifrance, BNP) [Member]
Debt [Line Items]
Total loans	178	394
Recoverable advances - Bpifrance (Innovation and BELICIM) [Member]
Debt [Line Items]
Total loans	175	382
Miraex borrowings [Member]
Debt [Line Items]
Total loans	109
COVID-19 loans [Member]
Debt [Line Items]
Total loans	85	117
Convertible notes [Member]
Debt [Line Items]
Total loans	$ 10	$ 10